Condensed Balance Sheets (USD $)	May 31, 2012	Aug. 31, 2011
Cash	$ 135	$ 157
Total current assets	135	157
Total assets	135	157
Accrued liabilities	2,625	4,375
Payable to affiliates	27,254	18,627
Total current liabilities	29,879	23,002
Common Stock: Paid-In Capital, Par Value $0.0001 per Share, 75,000,000 Shares Authorized,	1,200	1,200
Additional paid in capital	800	800
Deficit accumulated during development stage	(31,744)	(24,845)
Total shareholders' equity	(29,744)	(22,845)
Total liabilities and stockholders' equity (deficit)	$ 135	$ 157